Putnam Investments One Post Office Square Boston, MA 02109 January 8, 2008

Securities and Exchange Commission 100 F Street, NE

Washington, DC 20549

RE:	Putnam Arizona Tax Exempt Income Fund (Reg. Nos. (33-37992) (811-06258)
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
Putnam Massachusetts Tax Exempt Income Fund (Reg. Nos. (33-5416) (811-04518)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam Michigan Tax Exempt Income Fund (Reg. Nos. (33-8923) (811-04529)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam Minnesota Tax Exempt Income Fund (Reg. Nos. (33-8916) (811-04527)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam New Jersey Tax Exempt Income Fund (Reg. Nos. (33-32550) (811-05977)
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
Putnam Ohio Tax Exempt Income Fund (Reg. Nos. (33-8924) (811-04528)
Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
Putnam Pennsylvania Tax Exempt Income Fund (Reg. Nos. (33-28321) (811-05802)
Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
(collectively, the "Amendments")

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above listed funds, pursuant to Rule 497(j) under the Securities Act of 1933, the most recent Prospectus and Statement of Additional Information dated September 30, 2007. This Prospectus and the Statement of Additional Information had been incorporated by reference into the Funds Registration Statements on Form N-1A (the "Amendments") would not have differed from that contained in the Amendments, which is the most recent amendments to such Registration Statements and was filed electronically on December 21, 2007.

Comments or questions concerning this certificate may be directed to Karen Kay at 1-800-225-2465, ext. 1-1105.

Very truly yours, Marina Galbiati

cc: Ropes & Gray LLP